Information Concerning Options for Units and Class A Shares That Have Vested and Expected To Vest (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 4.50
Option units | $4.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 4.50
Exercise Prices, upper range	$ 4.50
Vested and expected to vest, number of options outstanding	0.86
Vested and expected to vest, weighted average remaining life	1 year 8 months 12 days
Vested and expected to vest, aggregate intrinsic value	$ 10
Exercisable, number of options	0.86
Exercisable, Weighted-average remaining life	1 year 8 months 12 days
Exercisable, aggregate intrinsic value	10
Option units | $14.36 - 21.10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 14.36
Exercise Prices, upper range	$ 21.10
Vested and expected to vest, number of options outstanding	12.47
Vested and expected to vest, weighted average remaining life	3 years 1 month 6 days
Vested and expected to vest, aggregate intrinsic value	25
Exercisable, number of options	12.00
Exercisable, Weighted-average remaining life	2 years 10 months 24 days
Exercisable, aggregate intrinsic value	$ 25
Class A Options | $0.21 - 0.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 0.21
Exercise Prices, upper range	$ 0.44
Vested and expected to vest, number of options outstanding	1.94
Vested and expected to vest, weighted average remaining life	7 years
Exercisable, number of options	1.27
Exercisable, Weighted-average remaining life	6 years 10 months 24 days
Class A Options | $1.41
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 1.41
Exercise Prices, upper range	$ 1.41
Vested and expected to vest, number of options outstanding	0.49
Vested and expected to vest, weighted average remaining life	5 years 10 months 24 days
Exercisable, number of options	0.42
Exercisable, Weighted-average remaining life	5 years 10 months 24 days
Class A Options | $2.22 - 3.06
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, lower range	$ 2.22
Exercise Prices, upper range	$ 3.06
Vested and expected to vest, number of options outstanding	2.31
Vested and expected to vest, weighted average remaining life	5 years 3 months 18 days
Exercisable, number of options	2.18
Exercisable, Weighted-average remaining life	5 years 3 months 18 days